NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)
Convertible preferred stock	42,048,000	18,068,034	42,048,000	18,068,034	48,000	12,294,001
Stock payables					$ 588,354	$ 1,664,000
Stock options	3,080,016	2,342,660	3,155,233	2,127,915	2,766,467	2,453,486
Stock warrants	58,538,006	7,622,411	58,557,984	6,443,472	7,248,702	6,901,474
Total	103,666,022	28,033,105	103,761,217	26,639,421	10,651,523	23,312,961